Note 12 - Income Taxes - Deferred Tax Assets and Liabilities (Details) (USD $)	Oct. 31, 2014	Oct. 31, 2013
Deferred tax assets:
Accounts receivable, due to allowances for doubtful accounts and sales returns	$ 87,381	$ 166,789
Inventories, due to allowance for damaged and slow-moving inventories and additional costs inventoried for tax purposes pursuant to the Tax Reform Act of 1986	1,127,226	951,543
Liabilities recorded for accrued expenses, deductible for tax purposes when paid	527,806	119,054
Share-based compensation expense	163,928	50,541
Investment in Centric Solutions	125,555	137,119
Net operating loss carryforwards	573,926	960,984
Other	75,940	113,579
Total gross deferred tax assets	2,681,762	2,499,609
Deferred tax liabilities:
Plant and equipment, due to differences in depreciation and capital gain recognition	(442,870)	(687,090)
Other receivables, due to accrual for financial reporting purposes	(10,768)	(7,919)
Total gross deferred tax liabilities	(453,638)	(695,009)
Net deferred tax asset	$ 2,228,124	$ 1,804,600